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[Janus Letterhead]

December 31, 2008

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re: JANUS ADVISER SERIES (the "Registrant")
    1933 Act File No. 333-33978
    1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 53 and Amendment No. 54 under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing the Amendment pursuant to Rule 485(b) under the 1933 Act to make certain non-material changes and update financial information.

The prospectuses and statement of additional information ("SAI") included in the Amendment are marked against Post-Effective Amendment 46 filed on July 8, 2008 and the Janus Adviser Series Value prospectuses and combined SAI filed on November 28, 2008.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on December 31, 2008, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions regarding this filing, please call me at
(303) 336-4562.

Sincerely,


/s/ Rodney A. DeWalt

Rodney A. DeWalt
Legal Counsel

cc: Stephanie Grauerholz-Lofton, Esq.
    Larry Greene, Esq.
    Cindy Antonson
    Donna Brungardt